UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400
         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     August 04, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $275,965 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      250     3160 SH       SOLE                     3160        0        0
APPLE INC                      COM              037833100      295     1172 SH       SOLE                     1172        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     1597    57780 SH       SOLE                    57780        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    34958   438678 SH       SOLE                   438678        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3480       26 SH       SOLE                       26        0        0
BOEING CO                      COM              097023105     1278    20360 SH       SOLE                    20360        0        0
EXXON MOBIL CORP               COM              30231G102      345     6041 SH       SOLE                     6041        0        0
FORTINET INC                   COM              34959E109      215    13098 SH       SOLE                    13098        0        0
GENERAL ELECTRIC CO            COM              369604103      207    14327 SH       SOLE                    14327        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    65041  1641535 SH       SOLE                  1641535        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646     7147    68790 SH       SOLE                    68790        0        0
ISHARES TR                     MSCI ACWI EX     464288240      429    12200 SH       SOLE                    12200        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      228     7000 SH       SOLE                     7000        0        0
ISHARES TR                     MSCI ACWI INDX   464288257      209     5565 SH       SOLE                     5565        0        0
ISHARES TR                     MSCI VAL IDX     464288877     1702    41287 SH       SOLE                    41287        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     8758   223762 SH       SOLE                   223762        0        0
ISHARES TR INDEX               MSCI EMERG MKT   464287234      602    16142 SH       SOLE                    16142        0        0
ISHARES TR INDEX               BARCLY USAGG B   464287226     1461    13618 SH       SOLE                    13618        0        0
ISHARES TR INDEX               RUSSELL1000VAL   464287598     2151    39670 SH       SOLE                    39670        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655     1099    35979 SH       SOLE                    35979        0        0
ISHARES TR INDEX               RUSL 2000 VALU   464287630     2159    37857 SH       SOLE                    37857        0        0
ISHARES TR INDEX               S&P 500 INDEX    464287200     3886    37557 SH       SOLE                    37557        0        0
ISHARES TR INDEX               RUSSELL 1000     464287622     6590   115334 SH       SOLE                   115334        0        0
ISHARES TR INDEX               MSCI EAFE IDX    464287465     1712    36817 SH       SOLE                    36817        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     6490   247994 SH       SOLE                   247994        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863     1616    51853 SH       SOLE                    51853        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     6314   267216 SH       SOLE                   267216        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      338     5757 SH       SOLE                     5757        0        0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103    57239   554533 SH       SOLE                   554533        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107      217     1680 SH       SOLE                     1680        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      271     6067 SH       SOLE                     6067        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1264    27194 SH       SOLE                    27194        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      411     7625 SH       SOLE                     7625        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    13886   365512 SH       SOLE                   365512        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    42120  1097441 SH       SOLE                  1097441        0        0